Financial instruments - Maturity of Non-Derivative Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 721,019
Contractual cash flows	911,851
Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Carrying value	602,189
Contractual cash flows	791,475
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	95,120
Contractual cash flows	95,120
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	5,825
Contractual cash flows	5,825
Leases
Disclosure of detailed information about financial instruments [line items]
Carrying value	17,885
Contractual cash flows	19,431
Up to 12 months
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	181,366
Up to 12 months | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	74,251
Up to 12 months | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	95,120
Up to 12 months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Up to 12 months | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	11,995
1 - 2 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	117,158
1 - 2 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	105,989
1 - 2 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
1 - 2 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	4,771
1 - 2 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	6,398
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	612,939
3 - 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	611,235
3 - 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
3 - 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	666
3 - 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	1,038
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	388
More than 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	388
More than 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 0